Note 05 - Net Interest Income (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Interest Income [Abstract]
Government grants under the (TLTRO II) program included in Other interest income	€ 0	€ 43	€ 93
Government grants under the (TLTRO III)-program included in Other interest income	494	86
Group Lending under the TLTRO III-refinancing program	€ 44,700	€ 37,500